LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Total depreciation and amortisation		$ 51,549	$ 48,763	$ 14,291
Impairment loss net of reversals recognised on financial assets		1,823	0	1,583
Net gain on disposal of businesses		0	0	(3,255)
Gain on deemed disposal of previously held joint venture interest		0	0	(213)
Cost of inventories recognised as expense (included in voyage expenses)		48,797	51,327	43,119
Expense recognised in respect of equity-settled share-based payments		1,847	3,156	2,297
Employee benefits expenses (including directors' remuneration and share based payments)		16,775	19,336	20,283
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses		1,123	1,245	1,381
Property, plant and equipment not subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships, drydocking and plant and equipment (Note 14)		23,849	17,529	14,094
Depreciation of other property, plant and equipment	[1]	122	155	179
Amortisation of intangible assets	[1]	146	29	18
Total depreciation and amortisation		24,117	17,713	14,291
Property, plant and equipment subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships and ship equipment – right-of-use assets		26,413	30,449	0
Depreciation of property – right-of-use assets	[1]	1,019	601	0
Total depreciation and amortisation – right-of-use assets		$ 27,432	$ 31,050	$ 0

[1]	Included in administrative expense